Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Summary of property, plant and equipment	Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis as follows:

Type of Property, plant and equipment	Land and buildings		Plant and equipment
	Land	Buildings	Power-generating assets	Other plant and equipment
Depreciation profile	Not depreciated	5 to 50 years	See Power note below on page 195	3 to 50 years
Property, plant and equipment – owned

		2023
	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2023		10,529	6,699	34,407	12,096	63,731
Adjustment on currency translation(b)		14	116	495	54	679
Adjustments to capitalised closure costs	14	(292)	—	—	—	(292)
Interest capitalised(c)	9	—	—	—	275	275
Additions(d)		222	207	1,381	5,110	6,920
Depreciation for the year(a)		(802)	(504)	(3,511)	—	(4,817)
Impairment charges(e)		(92)	(58)	(922)	(87)	(1,159)
Disposals		—	(28)	(73)	(27)	(128)
Transfers and other movements(f)		3,976	1,590	4,568	(10,053)	81
At 31 December 2023		13,555	8,022	36,345	7,368	65,290
Balance sheet analysis
– cost		29,731	14,737	80,993	7,728	133,189
– accumulated depreciation and impairment		(16,176)	(6,715)	(44,648)	(360)	(67,899)
Non-current assets pledged as security(g)		5,307	1,477	6,980	3,715	17,479

		2022
	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2022		10,817	5,995	33,453	13,528	63,793
Adjustment on currency translation(b)		(436)	(344)	(1,870)	(311)	(2,961)
Adjustments to capitalised closure costs	14	520	—	—	—	520
Interest capitalised(c)	9	—	—	—	416	416
Additions(d)		360	304	1,111	4,732	6,507
Depreciation for the year(a)		(891)	(433)	(3,171)	—	(4,495)
Disposals		(3)	(1)	(38)	(4)	(46)
Newly consolidated operations(h)		—	1	—	5	6
Transfers and other movements(f)		162	1,177	4,922	(6,270)	(9)
At 31 December 2022		10,529	6,699	34,407	12,096	63,731
Balance sheet analysis
– cost		25,263	12,805	74,562	13,118	125,748
– accumulated depreciation and impairment		(14,734)	(6,106)	(40,155)	(1,022)	(62,017)
Non-current assets pledged as security(g)		1,602	491	5,113	8,876	16,082
(a)At 31 December 2023, the net book value of capitalised production phase stripping costs totalled US$2,505 million, with US$2,069 million within “Property, plant and equipment” and a further
US$436 million within “Investments in equity accounted units” (2022: total of US$2,497 million, with US$2,038 million in “Property, plant and equipment” and a further US$460 million within
“Investments in equity accounted units”). During the year, capitalisation of US$325 million was partly offset by depreciation of US$324 million, inclusive of amounts recorded within equity accounted units (2022: US$411 million offset by depreciation of US$331 million). Depreciation of deferred stripping costs in respect of subsidiaries of US$216 million (2022: US$246 million;
2021: US$201 million) is included within “Depreciation for the year”.
(b)Adjustment on currency translation represents the impact of exchange differences arising on the translation of the assets of entities with functional currencies other than the US dollar, recognised directly in the currency translation reserve. The adjustment in 2023 arose primarily from the strengthening of the Australian and Canadian dollars against the US dollar.
(c)Our average borrowing rate, excluding any project finance, used for capitalisation of interest is 7.50% (2022: 5.60%).
(d)Additions to “Property, plant and equipment” includes US$94 million of spend on carbon abatement (2022: US$86 million).
(e)In 2023, the impairment charges related primarily to our alumina refineries in the Aluminium segment. Refer to note 4 for details.
(f)“Transfers and other movements” includes reclassification between categories.
(g)Excludes assets held under capitalised lease arrangements. Non-current assets pledged as security represent amounts pledged as collateral against US$3,994 million (2022: US$3,965 million)
of loans, which are included in note 20.
(h)In 2022, the acquisition relates to our purchase of Rincon, a lithium project in Argentina. Refer to note 5 for details.

Impact of climate change on our business - useful economic lives of our power generating assets
The Group has committed to reducing Scope 1 and Scope 2 carbon emissions by 50% relative to our 2018 baseline by 2030 and achieving net zero emission across our operations by 2050. We expect to invest US$5 billion to US$6 billion on carbon abatement projects between
2022 and 2030 (revised from US$7.5 billion in prior year). Transitioning electricity from principally fossil fuel-based power generating assets to principally renewables is critical to achieving that goal. The carrying value of power generating assets is set out in the table below. The weighted average remaining useful economic life of plant and equipment for fossil fuel-based power generating assets is 10 years (2022: 13 years). Given the technical limitations of intermittent renewable energy generation and energy storage systems, and our need for reliable baseload electricity, we expect our current generation assets will be integral to those needs for the foreseeable future. We are investing in research and development and evaluating new market options that may overcome these technical challenges. Should pathways for eliminating fossil fuel power generating assets be identified we may need to accelerate depreciation or impair the assets; however, at this present moment the requirement for fossil fuel powered back-up means that early retirement of the assets is not expected and no change to depreciation rates is required.

	2023		2022
Net book value	Land and buildings US$m	Plant and equipment US$m	Land and buildings US$m	Plant and equipment US$m
Fossil fuels	87	932	25	882
Renewables(a)	201	2,456	198	2,352

(a)The increase of US$104 million in renewables plant & equipment is primarily attributable to the Quebec power stations which are essential to the production of hydroelectricity for the manufacture of low-carbon aluminium in our newly expanded facility at Complexe Jonquière in Saguenay-Lac-Saint-Jean, as well as the Kemano hydropower station which continues to ensure the long-term, sustainable production of low-carbon aluminium at our smelter in Kitimat. Both assets are items of property, plant and equipment which are owned by Rio Tinto.

Schedule of property, plant and equipment, owned and leased assets	Property, plant and equipment - owned and leased assets

	2023 US$m	2022 US$m
Property, plant and equipment – owned	65,290	63,731
Right-of-use assets – leased	1,178	1,003
Net book value	66,468	64,734
13 Property, plant and equipment continued

Schedule of property, plant and equipment, right-of-use assets	Right-of-use assets – leased

	2023			2022
	Land and buildings US$m	Plant and equipment US$m	Total US$m	Land and buildings US$m	Plant and equipment US$m	Total US$m
Net book value
At 1 January	515	488	1,003	549	585	1,134
Adjustment on currency translation	11	4	15	(35)	(16)	(51)
Additions	96	420	516	49	254	303
Depreciation for the year	(88)	(305)	(393)	(61)	(295)	(356)
Impairment charges(a)	(1)	(7)	(8)	—	—	—
Disposals	—	(1)	(1)	—	—	—
Transfers and other movements	10	36	46	13	(40)	(27)
At 31 December	543	635	1,178	515	488	1,003
(a)In 2023, the impairment charges related to our alumina refineries in the Aluminium segment. Refer to note 4 for details.